Trade Receivable, Net - Schedule of Trade Receivable, Net (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Trade Receivable, Net [Abstract]
Trade receivable	$ 734,344	$ 226,747
Less: allowance for expected credit loss
Trade receivable, net	$ 734,344	$ 226,747